UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2002
                                                --------------------------------

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Eos Partners, L.P.
                  -----------------------------------------------------
Address:          320 Park Avenue
                  -----------------------------------------------------
                  New York, New York 10022
                  -----------------------------------------------------

Form 13F File Number:  28-4019
                          ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian D. Young as General Partner for Eos Partners, L.P.
                  --------------------------------------------------------
Title:            General Partner
                  --------------------------------------------------------
Phone:            212-832-5800
                  --------------------------------------------------------

Signature, Place, and Date of Signing:

  /s/ Brian D. Young             New York, New York            07/31/02
---------------------------    ------------------------        --------
     [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this re- port, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            ---------------------
Form 13F Information Table Entry Total:              38
                                            ---------------------
Form 13F Information Table Value Total:     $       44,621
                                            ---------------------
                                                 (thousands)




List of Other Included Managers:


                                      NONE

                                    FORM 13F

Page 1 of 1                       Name of Reporting Manager: Eos Partners, L.P.
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               Item 1:                    Item 2:         Item 3:           Item 4:          Item 5:
           Name of Issuer             Title of Class       CUSIP          Fair Market       Shares or
                                                           Number            Value          Principal
                                                                                             Amount
--------------------------------------------------------------------------------------------------------
AOL Time Warner                       Common          00184A105                1,544,550         105,000
AT &T Corp                            Common          001957109                  535,000          50,000
Accredo Health Care                   Common          00437V104                  641,300          13,899
Apria HealthCare Group                Common          037933108                2,240,000         100,000
BJ's Wholesale                        Common          05548J106                  962,500          25,000
Black Box                             Common          091826107                3,462,050          85,000
Cablevision Sys Corp                  Common          12686C109                  283,800          30,000
Cardinal Health Inc.                  Common          14149Y108                3,684,600          60,000
Championship Auto Racing              Common          158711101                  837,250          85,000
Chiles Offshore                       Common          16888M104                2,109,750          87,000
Clear Channel Communications          Common          184502102                1,280,800          40,000
El Paso Corp                          Common          28336L109                  206,100          10,000
Erie Indemnity                        Common          29530P102                1,822,950          45,000
Ford Motor Co Capital Pfd             Common          345395206                  112,500           2,000
General Electric                      Common          369604103                1,452,500          50,000
Gentiva Health Services               Common          37247A102                  918,778         102,200
Graftech International                Common          384313102                  246,000          20,000
Invitrogen Corp                       Common          46185R100                1,920,600          60,000
Liberty Media                         Common          530718105                1,500,000         150,000
Manor Care                            Common          564055101                  575,000          25,000
Mckesson Corp                         Common          58155Q103                1,471,500          45,000
Mission Resources                     Common          605109107                  210,135         150,000
Meadowbrook Insurance                 Common          58319P108                1,365,350         415,000
Merck & Co                            Common          589331107                  506,400          10,000
Mercury General                       Common          589400100                1,455,000          30,000
Micron Technology                     Common          595112103                  202,200          10,000
Nokia Corp                            Common          654902204                  289,600          20,000
Omnicom Group                         Common          681919106                  458,000          10,000
SLM Corp                              Common          78442P106                  969,000          10,000
Seacor Smit                           Common          811904101                2,604,250          55,000
Texas Instruments                     Common          882508104                  402,900          17,000
The Topps Company                     Common          890786106                  251,500          25,000
Viacom Inc Cl-B                       Common          925524308                1,109,250          25,000
World Fuel Services                   Common          981475106                2,230,160          91,400
Rotech Healthcare WI                  Common          9EQ06FYT4W               1,067,500          35,000
Arch Capital                          Common          G0450A105                  844,500          30,000
Bank of Bermuda                       Common          G07644100                1,740,775          38,900
Teekay Shipping Corp                  Common          Y8564W103                1,107,300          30,000
                                                                       ------------------
                                                                              44,621,348

                                    FORM 13F
                                                                                               ------------------------------------
                                                                                                           (SEC USE ONLY)
Page 1 of 1                       Name of Reporting Manager: Eos Partners, L.P.
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               Item 1:                              Item 6:                         Item 7:                     Item 8:
           Name of Issuer                    Investment Discretion                 Managers            Voting Authority (Shares)
                                -------------------------------------------------              ------------------------------------
                                                  (b) Shared-                    See Instr. V
                                 (a) Sole         As Defined         (c) Shared                  (a) Sole   (b) Shared   (c) None
                                                  in Instr. V           Other
-----------------------------------------------------------------------------------------------------------------------------------

AOL Time Warner                        105,000                                                    105,000
AT &T Corp                              50,000                                                     50,000
Accredo Health Care                     13,899                                                     13,899
Apria HealthCare Group                 100,000                                                    100,000
BJ's Wholesale                          25,000                                                     25,000
Black Box                               85,000                                                     85,000
Cablevision Sys Corp                    30,000                                                     30,000
Cardinal Health Inc.                    60,000                                                     60,000
Championship Auto Racing                85,000                                                     85,000
Chiles Offshore                         87,000                                                     87,000
Clear Channel Communications            40,000                                                     40,000
El Paso Corp                            10,000                                                     10,000
Erie Indemnity                          45,000                                                     45,000
Ford Motor Co Capital Pfd                2,000                                                      2,000
General Electric                        50,000                                                     50,000
Gentiva Health Services                102,200                                                    102,200
Graftech International                  20,000                                                     20,000
Invitrogen Corp                         60,000                                                     60,000
Liberty Media                          150,000                                                    150,000
Manor Care                              25,000                                                     25,000
Mckesson Corp                           45,000                                                     45,000
Mission Resources                      150,000                                                    150,000
Meadowbrook Insurance                  415,000                                                    415,000
Merck & Co                              10,000                                                     10,000
Mercury General                         30,000                                                     30,000
Micron Technology                       10,000                                                     10,000
Nokia Corp                              20,000                                                     20,000
Omnicom Group                           10,000                                                     10,000
SLM Corp                                10,000                                                     10,000
Seacor Smit                             55,000                                                     55,000
Texas Instruments                       17,000                                                     17,000
The Topps Company                       25,000                                                     25,000
Viacom Inc Cl-B                         25,000                                                     25,000
World Fuel Services                     91,400                                                     91,400
Rotech Healthcare WI                    35,000                                                     35,000
Arch Capital                            30,000                                                     30,000
Bank of Bermuda                         38,900                                                     38,900
Teekay Shipping Corp                    30,000                                                     30,000